Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets, Net [Abstract]
Schedule of Current Assets

Other current assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepaid operating costs and miscellaneous daily expenses	20,802	18,411
Equity investments with readily determinable fair value (i)	96,343	13,755
Other	4,202	447
	121,347	32,613

(i)	This amount mainly represents an equity investment of AIFU in Cheche Technology Inc. (“Cheche”), which was listed in Nasdaq on September 18, 2023. As of December 31, 2024, the Group holds 3.1645% equity interests in Cheche. The Group measures the equity interests in Cheche at fair value and recorded a loss of RMB82,499 from fair value change in the consolidated statement of income and comprehensive income for the year ended December 31, 2024.